DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amounts (Details) - 9 months ended Sep. 30, 2025 € in Millions, £ in Millions, kr in Millions, $ in Millions, $ in Millions, $ in Millions	USD ($) t	EUR (€)	GBP (£)	SEK (kr)	CAD ($)	CLP ($)
Foreign currency forward contracts:
Derivative [Line Items]
Notional amount	$ 70.3	€ 192.0	£ 22.5	kr 28.7	$ 33.4	$ 5,200.0
Interest rate swap contracts:
Derivative [Line Items]
Notional amount | $	$ 645.0
Bunker fuel hedges
Derivative [Line Items]
Nonmonetary notional amount (in metric tons) | t	7,100